UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Teresa R. Poole
Title:	Vice President
Phone:	804-293-9104
Signature, Place, and Date of Signing:

	Teresa R. Poole	Charlottesville, VA		July 21, 1999

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		$678,137



List of Other Included Managers:

No.	13F File Number	Name



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
                                                                FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MGRS  SOLE   SHARED  NONE

American Eagle Outfitters  COM              02553E106       4290   94295 SH      SOLE             94295
American Express           COM              025816109       9288   71375 SH      SOLE             71125            250
American Home Products     COM              026609107        287    5000 SH      SOLE              4400            600
Amer. International Group  COM              026874107      31085  265117 SH      SOLE            260366           4751
Amer. Power Conversion     COM              029066107       1542   76600 SH      SOLE             76600
Avery Dennison Corp        COM              053611109       2581   42750 SH      SOLE             42750
Biogen                     COM              090597105      22868  355580 SH      SOLE            351120           4460
BJ's Wholesale Club Inc    COM              05548J106       1736   57735 SH      SOLE             57735
BMC Software               COM              055921100       1372   25400 SH      SOLE             25400
Bristol Myers Squibb Co    COM              110122108      14126  200550 SH      SOLE            200150            400
BP Amoco                   SPONSORED ADR    055622104        559    5150 SH      SOLE               926           4224
Carnival Corp              COM              143658102      31202  643330 SH      SOLE            633580           9750
Cisco Systems              COM              17275R102      28427  441152 SH      SOLE            432428           8724
Coca-Cola                  COM              191216100        431    6959 SH      SOLE              6459            500
Comair                     COM              199789108       6524  313450 SH      SOLE            310950           2500
Compuware                  COM              205638109       1753   55115 SH      SOLE             55115
Conseco Inc                COM              208464107        210    6900 SH      SOLE              6900
CSG Systems Int'l          COM              126349109       1297   49525 SH      SOLE             49525
Cousins Properties         COM              222795106        348   10300 SH      SOLE             10300
Danaher                    COM              235851102       2016   34680 SH      SOLE             34680
Dial Corp                  COM              25247D101        833   22410 SH      SOLE             22410
Diamond Offshore           COM              25271C102       1249   44020 SH      SOLE             44020
Dycom Industries           COM              267475101      10189  181955 SH      SOLE            181280            675
EMC Corp                   COM              268648102      33411  607475 SH      SOLE            590875          16600
Ethan Allen Interiors      COM              297602104        998   26435 SH      SOLE             26435
Exxon                      COM              302290101        921   11938 SH      SOLE              6658           5280
Fannie Mae                 COM              313586109      15133  221725 SH      SOLE            219675           2050
Freddie Mac                COM              313400301       8516  146835 SH      SOLE            144150           2685
Gap Inc.                   COM              364760108      11340  225105 SH      SOLE            223574           1531
General Electric           COM              369604103        963    8526 SH      SOLE              8026            500
Gentex Corp                COM              371901109       3734  133365 SH      SOLE            133365
Home Depot                 COM              437076102      26437  410268 SH      SOLE            404144           6124
Harley Davidson            COM              412822108      20265  372690 SH      SOLE            367560           5130
Hartford Life              COM              416592103        753   14300 SH      SOLE             14300
Hewlett-Packard            COM              428236103        213    2124 SH      SOLE              2124
Intel                      COM              458140100      25863  434680 SH      SOLE            428440           6240
Interpublic Group          COM              460690100      16392  189255 SH      SOLE            187645           1610
Johnson & Johnson          COM              478160104        329    3360 SH      SOLE              3360
Keane Inc.                 COM              486665102        414   18300 SH      SOLE             18300
Kroger                     COM              501044101      13880  496814 SH      SOLE            491034           5780
Lexmark International      COM              529771107      30700  468700 SH      SOLE            463720           4980
Maytag                     COM              578592107      12661  181355 SH      SOLE            179735           1620
Miller (Herman)            COM              600544100       5387  256500 SH      SOLE            256500
Merck & Co.                COM              589331107        419    5686 SH      SOLE              5486            200
Microsoft                  COM              594918104      33753  374250 SH      SOLE            369050           5200
Nokia, ADR                 SPONSORED ADR    654902204      14597  159420 SH      SOLE            156950           2470
Northern Trust             COM              665859104      13768  141935 SH      SOLE            139880           2055
Oakwood Homes              COM              674098108        131   10000 SH      SOLE             10000
Patterson Dental           COM              703412106        695   20000 SH      SOLE             20000
Pfizer                     COM              717081103       5128   47043 SH      SOLE             44343           2700
Protective Life            COM              743674103       8178  240525 SH      SOLE            238185           2340
Reliastar Financial Corp   COM              75952U103       2188   50000 SH      SOLE             50000
Ross Stores                COM              778296103      17116  339765 SH      SOLE            335065           4700
Schering-Plough            COM              806605101      25518  486050 SH      SOLE            476560           9490
Southwest Airlines co      COM              844741108      14883  478155 SH      SOLE            471755           6400
Steris Corporation         COM              859152100       4531  233865 SH      SOLE            233000            865
State Street Corp.         COM              857473102       6622   77560 SH      SOLE             77410            150
Sun Microsystems           COM              866810104      11619  168700 SH      SOLE            165775           2925
TJX Cos.                   COM              872540109      37963 1139605 SH      SOLE           1124235          15370
Tellabs Inc                COM              879664100       2872   42510 SH      SOLE             42510
Tommy Hilfiger             ORD              G8915Z102      10990  150040 SH      SOLE            150040
Tyco Int'l Ltd             COM              902124106      14989  158190 SH      SOLE            156390           1800
Walgreen                   COM              931422109       9755  332092 SH      SOLE            325792           6300
Wachovia                   COM              929771103        313    3654 SH      SOLE              3654
MCI Worldcom Inc.          COM              55268B106       8633  100315 SH      SOLE             98090           2225
Wal Mart Stores Inc        COM              931142103      29544  612320 SH      SOLE            601950          10370
Xilinx Inc                 COM              983919101       1413   24675 SH      SOLE             24675
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